Property and Equipment (Table)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Summary of property and equipment net

Property and equipment consists of the following at March 31, 2015 and December 31, 2014:

	2015	2014
Furniture and fixtures	$48,585	$48,585
Leasehold improvements	5,487	5,487
Vehicles	38,831	38,831
Total cost	92,903	92,903
Less accumulated depreciation and amortization	(16,076)	(11,697)
Property and equipment - net	$76,827	$81,206

Property and equipment consists of the following at December 31:

	2014	2013
Furniture and fixtures	$48,585	$22,716
Leasehold improvements	5,487	5,487
Vehicles	38,831	-
Total cost	92,903	28,203
Less accumulated depreciation and amortization	(11,697)	(5,808)
Property and equipment - net	$81,206	$22,395